Share-Based Awards Plan (Tables)	12 Months Ended
Dec. 31, 2015
Total Share-Based Compensation Cost Recognized

The following table summarizes the total share-based compensation cost recognized by the Group:

	For the years ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
	(In thousands)
Expensed as cost of revenues	23,976	34,611	49,770	7,683
Expensed as selling, general and administrative	164,704	426,052	486,760	75,143
Expensed as research and development	326,047	502,077	850,588	131,308
Capitalized as part of internal-used software	229	—	1,381	213

Baidu, Inc.
Option Activity

The following table summarizes the option activity for the year ended December 31, 2015:

	Number of shares	Weighted average exercise price (US$)	Weighted average remaining contractual life (Years)	Aggregate intrinsic value (US$ in thousands)
Share options
Outstanding, December 31, 2014	198,392	1,141.00	7.83	225,915
Granted	65,013	2,094.20
Exercised	(32,603)	1,062.30
Forfeited/Cancelled	(10,637)	1,067.00
Outstanding, December 31, 2015	220,165	1,437.70	7.55	115,458
Vested and expected to vest at December 31, 2015	190,759	1,426.70	7.50	101,807
Exercisable at December 31, 2015	82,485	1,086.50	6.43	66,942

Assumptions Used to Estimate Fair Values of Share Options Granted

The following table presents the assumptions used to estimate the fair values of the share options granted in the years presented:

	2013	2014	2015
Risk-free interest rate	0.40%~1.35%	1.52%~1.77%	1.31%~1.36%
Dividend yield	—	—	—
Expected volatility range	42.33%~44.17%	40.96%~41.59%	40.04%~40.57%
Weighted average expected volatility	43.33%	41.36%	40.21%
Expected life (in years)	3.08~4.57	4.57	5.02~5.13

Restricted Shares Activity

Restricted shares activity for the year ended December 31, 2015 was as follows:

	Number of shares	Weighted average grant date fair value (US$)
Restricted shares
Unvested, December 31, 2014	219,404	1,582.60
Granted	247,141	1,979.30
Vested	(71,348)	1,516.00
Forfeited	(50,674)	1,767.80
Unvested, December 31, 2015	344,523	1,853.40